Share-Based Compensation And Awards	12 Months Ended
Aug. 31, 2018
Share-Based Compensation And Awards [Abstract]
Share-Based Compensation And Awards

18. SHARE-BASED COMPENSATION AND AWARDS

Stock option plan

Under a stock option plan, directors, officers, employees and consultants of the Company are eligible to receive stock options to acquire Class B Non-Voting Shares with terms not to exceed ten years from the date of grant.  Options granted up to August 31, 2018 vest evenly on the anniversary dates from the original grant date at either 25% per year over four years or 20% per year over five years.  The options must be issued at not less than the fair market value of the Class B Non-Voting Shares at the date of grant.  The maximum number of Class B Non-Voting Shares issuable under the plan may not exceed 52,000,000.  As at August 31, 2018,  37,571,214 Class B Non-Voting Shares have been issued under the plan.

The changes in options are as follows:

	2018		2017
		Weighted average exercise price		Weighted average exercise price
	Number	$	Number	$
Outstanding, beginning of year	10,158,005	24.45	11,353,136	23.70
Granted	2,790,000	27.17	2,923,000	26.89
Forfeited	(1,714,445)	26.45	(861,150)	25.82
Exercised(1)	(1,854,594)	23.05	(3,256,981)	23.72
Outstanding, end of year	9,378,966	25.18	10,158,005	24.45

(1)	The weighted average Class B Non-Voting Share price for the options exercised was $27.87.

The following table summarizes information about the options outstanding at August 31, 2018:

	Options outstanding			Options exerciseable
Range of prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$18.79 - $20.80	1,497,200	1.22	19.56	1,497,200	19.56
$20.81 - $24.21	1,667,417	6.04	23.36	952,117	23.08
$24.22 - $26.22	1,212,764	7.51	25.25	533,164	25.00
$26.23 - $27.19	1,943,630	8.33	26.46	439,430	26.55
$27.20 - $30.87	3,057,955	7.84	28.08	924,105	28.16

The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2018 was $2.11  (2017 - $1.83) per option.  The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2018	2017
Dividend yield	4.37%	4.41%
Risk-free interest rate	1.88%	0.94%
Expected life of options	6 years	6 years
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	16.30%	16.80%

Expected volatility has been estimated based on the historical share price volatility of the Company’s Class B Non-Voting Shares.

Restricted stock unit plan

The Company has an RSU plan for its officers and employees. An RSU is a right that tracks the value of one Class B Non-Voting Share. Holders will be entitled to a cash payout upon vesting. The cash payout will be based on market value of a Class B Non-Voting Share at the time of payout. When cash dividends are paid on Class B Non-Voting Shares, holders are credited with RSUs equal to the dividend. RSUs do not have voting rights as there are no shares underlying the plan.

During 2018,  $3 was recognized as compensation expense (2017 - $2). The carrying value and intrinsic value of RSUs at August 31, 2018 was $3 and $3, respectively (August 31, 2017 - $2 and $2, respectively).

Deferred share unit plan

The Company has a DSU plan for its Board of Directors whereby directors can elect to receive their annual cash compensation, or a portion thereof, in DSUs. In addition, the Company may adjust and/or supplement directors’ compensation with periodic grants of DSUs. A DSU is a right that tracks the value of one Class B Non-Voting Share. Holders will be entitled to a cash payout when they cease to be a director. The cash payout will be based on market value of a Class B Non-Voting Share at the time of payout. When cash dividends are paid on Class B Non-Voting Shares, holders are credited with DSUs equal to the dividend. DSUs do not have voting rights as there are no shares underlying the plan.

During 2018,  $2 was recognized as compensation expense (2017 - $4). The carrying value and intrinsic value of DSUs at August 31, 2018 was $24 and $20, respectively (August 31, 2017 - $22 and $19, respectively).

Employee share purchase plan

The Company’s ESPP provides employees with an incentive to increase the profitability of the Company and a means to participate in that increased profitability. Generally, all non-unionized full time or part time employees of the Company are eligible to enroll in the ESPP. Under the ESPP, eligible employees may contribute to a maximum of 5% of their monthly base compensation. The Company contributes an amount equal to 25% of the employee’s contributions, increasing to 33% once an employee reaches 10 years of continuous service.

During 2018,  $7 was recorded as compensation expense (2017 - $7).

Share appreciation rights

A subsidiary of the Company, that was included in the disposition of ViaWest in the previous year, granted share appreciation rights (“SAR”) to eligible employees of ViaWest.  A SAR entitled the holder to the appreciation in value of one share of ViaWest over the exercise price over a period of time. SARs granted to ViaWest employees post-acquisition vested 25% per year over four years, had a 10 year contractual term and were cash settled. During 2018, $nil was recognized as compensation expense (2017 - $1) and recorded in the results of discontinued operations. The carrying value of SARs liabilities, including the SARs granted as partial consideration for the acquisition of ViaWest, at August 31, 2018 was $nil (2017 - $nil) as ViaWest was divested on August 1, 2017.